Average Annual Total Returns - BlackRock Global Tactical Strategies Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	7.21%
Class B
Average Annual Return:
1 Year	4.31%
5 Years	6.68%
Since Inception	5.64%
Inception Date	May 02, 2011